Interest bearing debt, Derivatives - Interest rate swaps (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) Swap	Dec. 31, 2020 USD ($)
Derivatives - interest rate swaps [Abstract]
Interest rate	2.95%
Notional amount	$ 340,059
Current liability	8,439	$ 9,073
Non-current liability	7,240	$ 14,601
Fair value	$ 15,680
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 40,200
Current liability	1,057
Non-current liability	585
Fair value	$ 1,642
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 40,200
Current liability	1,067
Non-current liability	590
Fair value	$ 1,657
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 28,818
Current liability	709
Non-current liability	707
Fair value	$ 1,416
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 27,904
Current liability	685
Non-current liability	683
Fair value	$ 1,368
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 44,333
Current liability	1,056
Non-current liability	1,053
Fair value	$ 2,109
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 38,748
Current liability	945
Non-current liability	707
Fair value	$ 1,652
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 43,690
Current liability	1,052
Non-current liability	1,049
Fair value	$ 2,101
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 38,926
Current liability	933
Non-current liability	933
Fair value	$ 1,866
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 37,241
Current liability	935
Non-current liability	933
Fair value	$ 1,868
Second Quarter 2023 to Third Quarter 2023 [Member]
Derivatives - interest rate swaps [Abstract]
Number of interest rate swaps | Swap	9